CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2016
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

25. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

	As of December 31,
	2015	2016
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	583,374	74,488	10,729
Restricted cash	25,974	69,370	9,991
Short-term investments	6,494	316	46
Prepayments and other current assets	15,162	33,564	4,834
Due from related parities	1,411,418	2,619,793	377,327

Total current assets	2,042,422	2,797,531	402,927

Non-current assets
Intangible assets, net	25,022	9,846	1,418
Goodwill	59,404	63,460	9,140
Investment in equity investees	5,802	5,814	837
Other long-term investment	46,373	—	—
Investment in subsidiaries	891,622	864,120	124,460

Total non-current assets	1,028,223	943,240	135,855

Total assets	3,070,645	3,740,771	538,782

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Bank loans	129,872	346,850	49,957
Accounts payable	—	32	5
Accrued expenses and other current liabilities	18,208	24,101	3,471
Due to related parties	57,933	356,898	51,404
Income tax payable	10,351	344	50

Total current liabilities	216,364	728,225	104,887

Non-current liabilities
Other non-current liabilities	214	194	28

Total non-current liabilities	214	194	28

Total liabilities	216,578	728,419	104,915

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 365,961,759 and 410,608,263 shares issued as of December 31, 2015 and 2016, respectively; 350,398,737 and 380,922,773 shares outstanding as of December 31, 2015 and 2016, respectively)	56	65	9
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 1,058,514,152 and 1,015,128,452 shares issued as of December 31, 2015 and 2016, respectively; 1,035,037,339 and 1,003,326,973 shares outstanding as of December 31, 2015 and 2016, respectively)	170	165	24
Treasury stock (nil and 25,368,080 shares as of December 31, 2015 and 2016, respectively)	—	(178,991)	(25,780)
Additional paid-in capital	2,416,907	2,725,675	392,579
Retained earnings	317,818	237,293	34,177
Accumulated other comprehensive income	119,116	228,145	32,858
Total shareholders’ equity	2,854,067	3,012,352	433,867

Total liabilities and shareholders’ equity	3,070,645	3,740,771	538,782

Statements of Comprehensive Income

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Revenues	22,002	196,640	105,497	15,195
Cost of revenues	(17,752)	(20,531)	(15,993)	(2,303)

Gross profit	4,250	176,109	89,504	12,892

Operating expenses
Research and development	(44,011)	(74,426)	(61,389)	(8,842)
Selling and marketing	(31)	(107)	(347)	(50)
General and administrative	(13,103)	(31,279)	(33,153)	(4,775)

Total operating expenses	(57,145)	(105,812)	(94,889)	(13,667)

Equity in profit (loss) of subsidiaries	99,589	133,246	(94,219)	(13,570)
Interest income, net	20,908	7,169	(3,213)	(463)
Changes in fair value of redemption right and put options granted	3,576	—	—	—
Losses from equity method investments	—	(42)	(352)	(51)
Impairment of investments	—	(25,891)	—	—
Settlement and changes in fair value of contingent considerations	(1,755)	(707)	(240)	(35)
Foreign exchange gain (loss), net	(17)	389	4,385	632
Other income, net	—	1,620	25,211	3,631

Income (Loss) before income taxes	69,406	186,081	(73,813)	(10,631)

Income tax expenses	(1,089)	(9,734)	(6,712)	(967)

Net income (loss)	68,317	176,347	(80,525)	(11,598)

Other comprehensive income (loss), net of tax of nil
Unrealized gains on available-for-sale securities, net	(3,002)	2,915	(20,425)	(2,942)
Foreign currency translation adjustments	(6,692)	114,000	129,454	18,646

Other comprehensive (loss) income	(9,694)	116,915	109,029	15,704

Total comprehensive income	58,623	293,262	28,504	4,106

Statements of Cash Flows

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(629,518)	118,281	(114,699)	(16,520)
Net cash used in investing activities	(516,106)	(202,844)	(437,878)	(63,068)
Net cash provided by financing activities	1,404,056	102,366	11,546	1,663
Effect of exchange rate changes on cash and cash equivalents	(6,626)	31,181	32,145	4,630

Net increase (decrease) in cash and cash equivalents	251,806	48,984	(508,886)	(73,295)

Cash and cash equivalents at beginning of the year	282,584	534,390	583,374	84,024

Cash and cash equivalents at end of the year	534,390	583,374	74,488	10,729

(a) Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in profit (loss) of subsidiaries” on the condensed statements of comprehensive income. The subsidiaries and VIEs did not pay any dividends to the Company for any of the years presented.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.